Share Capital (Details) - Schedule of Assumptions For Fair Value of Stock Options	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Capital (Details) - Schedule of Assumptions For Fair Value of Stock Options [Line Items]
Risk-free interest rate	3.93%	3.93%
Expected life of options	5 years	3 years 8 months 8 days	5 years
Expected dividend yield
Volatility	132.65%	132.65%
Minimum [Member]
Share Capital (Details) - Schedule of Assumptions For Fair Value of Stock Options [Line Items]
Risk-free interest rate		4.13%	2.14%
Expected life of options		2 years 21 days
Volatility			96.90%
Maximum [Member]
Share Capital (Details) - Schedule of Assumptions For Fair Value of Stock Options [Line Items]
Risk-free interest rate		4.49%	4.03%
Expected life of options		4 years 9 months 18 days
Volatility			112.40%